Form N-CEN Attachment

INFORMATION RELATED TO ITEM G.1.a.iii.

Effective May 6, 2019, management implemented the automated processing of certain previously manually processed trades. Additionally, management will enhance the functionality of its trading dashboard and evaluate the Registrant's procedures for cash and investment position reconciliations.